SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2024
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2024	2023	2022
Trade receivables and other current assets	$(138)	$535	$(270)
Accounts payable and accrued liabilities	18	(51)	175
Other assets and liabilities	(144)	(79)	(8)
	$(264)	$405	$(103)